Net Income (Loss) Per Share	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE

16.	NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for years indicated:

	Year ended March 31,
	2018	2019	2020
	$	$	$
Net income (loss) attributable to Highway Holdings Limited's shareholders, basic and diluted	1,550	(630)	686

Shares:
Weighted average common shares used in computing basic net income per share	3,801,874	3,801,874	3,909,976

Net income (loss) per share, basic	0.41	(0.17)	0.18

There were no dilutive securities for the years ended March 31, 2018, 2019 and 2020.